Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Goodwill [Line Items]
Goodwill - gross	¥ 947,980	¥ 929,951		¥ 940,939
Accumulated impairment losses	(32,416)	(31,290)	[1]	(32,428)	[1]
Balance at beginning of year	898,661	908,511
Goodwill acquired during the year	0	8,330
Translation adjustments and other	16,903	(18,180)
Balance at end of year	915,564	898,661
Office Business Unit
Goodwill [Line Items]
Goodwill - gross	138,985	135,862		139,518
Accumulated impairment losses	(32,416)	(31,290)	[1]	(32,428)	[1]
Balance at beginning of year	104,572	107,090
Translation adjustments and other	1,997	(2,518)
Balance at end of year	106,569	104,572
Imaging System Business Unit
Goodwill [Line Items]
Goodwill - gross	49,351	46,953		48,670
Balance at beginning of year	46,953	48,670
Translation adjustments and other	2,398	(1,717)
Balance at end of year	49,351	46,953
Medical System Business Unit
Goodwill [Line Items]
Goodwill - gross	506,513	508,907		500,896
Balance at beginning of year	508,907	500,896
Goodwill acquired during the year	0	8,330
Translation adjustments and other	(2,394)	(319)
Balance at end of year	506,513	508,907
Industry and Others Business Unit
Goodwill [Line Items]
Goodwill - gross	253,131	238,229		¥ 251,855
Balance at beginning of year	238,229	251,855
Translation adjustments and other	14,902	(13,626)
Balance at end of year	¥ 253,131	¥ 238,229

[1]	Based on the realignment of Canon’s internal reporting and management structure, from the beginning of the first quarter of 2020, Canon has reclassified certain businesses from the Industry and Others Business Unit to the Office Business Unit. Prior period amounts also have been reclassified.